Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income
Changes in the allowance for credit losses [Line Items]
Beginning balance	₩ 26,084	₩ 18,976
Transfer to 12 months expected credit loss	0
Transfer to other type of measurement, allowance	0	0
Provision (reversal)	5,787	12,066
Disposal	(5,598)	(5,480)
Others	1,963	522
Ending balance	28,236	26,084
Financial assets at fair value through other comprehensive income | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	25,722	17,038
Transfer to 12 months expected credit loss	33
Transfer to other type of measurement, allowance	(60)	(234)
Provision (reversal)	8,403	15,286
Disposal	(5,340)	(5,251)
Others	(1,177)	(1,117)
Ending balance	27,581	25,722
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	362	1,938
Transfer to 12 months expected credit loss	(33)
Transfer to other type of measurement, allowance	60	234
Provision (reversal)	(2,616)	(3,220)
Disposal	(258)	(229)
Others	3,140	1,639
Ending balance	655	362
Securities at amortized cost
Changes in the allowance for credit losses [Line Items]
Beginning balance	9,260	8,559
Transfer to 12 months expected credit loss	0
Transfer to other type of measurement, allowance	0	0
Provision (reversal)	543	2,400
Disposal	0	0
Others	(33)	(1,699)
Ending balance	9,770	9,260
Securities at amortized cost | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	9,243	6,327
Transfer to 12 months expected credit loss	4,301
Transfer to other type of measurement, allowance	0	0
Provision (reversal)	(3,752)	4,615
Disposal	0	0
Others	(33)	(1,699)
Ending balance	9,759	9,243
Securities at amortized cost | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	17	2,232
Transfer to 12 months expected credit loss	(4,301)
Transfer to other type of measurement, allowance	0	0
Provision (reversal)	4,295	(2,215)
Disposal	0	0
Others	0	0
Ending balance	₩ 11	₩ 17